The Company (Details) - shares	3 Months Ended	6 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Condensed Financial Information Disclosure [Abstract]
Common stock shares	1.299135853	1.299135853
Capital stock equal shares	4,100,000	4,100,000
Aggregate shares	2,500,000	2,500,000